Income Taxes - Summary of Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Income Taxes [line items]
Loss from continuing operations before taxes	$ (718)	$ (75)
Profit from discontinued operations (Note 5)	1,631	3,999
Gain (loss) on sale of discontinued operations (Note 5)	978	(4)
Profit for the year from continuing and discontinued operations before taxes	1,891	3,920
Tax expense at the Canadian statutory income tax rate of 27%	511	1,057
Tax effect of:
Resource taxes	229	419
Resource and depletion allowances	(67)	(64)
Non-deductible expenses (non-taxable income)	(20)
Non-deductible expenses (non-taxable income)		42
Derecognition of deferred tax assets	206	8
Remeasurement of deferred Chilean mining royalty liability	88	106
Difference in tax rates in foreign jurisdictions	82	48
Revisions to prior year estimates	11	17
Non-controlling interests	(77)	(25)
Effect from sale of discontinued operations	633	2
Other	12	2
Total income taxes from continuing and discontinued operations	1,608	1,612
Represented by:
Current income taxes	1,594	2,228
Deferred income taxes	14	(616)
Provision for income taxes from continuing operations	$ 205	237
Applicable tax rate	27.00%
Aggregate continuing and discontinued operations
Tax effect of:
Total income taxes from continuing and discontinued operations	$ 1,608	1,612
Discontinued operations
Represented by:
Provision for income taxes from discontinued operations	$ 1,403	$ 1,375